INCOME TAXES (Schedule of Effective Income Tax Rate Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Income before taxes, as reported in the consolidated statements of income		$ 1,277	$ (1,214)	$ (1,431)
Statutory tax rate	25.00%	25.00%	24.00%	25.00%
Theoretical tax expense on the above amount at the Israeli statutory tax rate		319
Tax adjustment in respect of different tax rate of foreign subsidiaries		21
Non-deductible expenses and other permanent differences		233
Losses and timing differences for which deferred taxes were not recorded in prior years		934
Utilization of tax losses for which valuation allowance was provided for in prior years		(1,538)
Taxes with respect to prior year		(178)
Actual tax benefit		$ 209	$ 399	$ (74)